UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Tax-Free Bond
Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Actual	.25%	$ 1,000.00	$ 1,047.50	$ 1.27
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.55	$ 1.25

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.4	12.5
New York	13.0	12.7
Texas	12.4	12.5
Illinois	8.7	9.1
Florida	5.6	3.9
Top Five Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	39.0
Health Care	18.9	17.2
Water & Sewer	9.0	6.2
Electric Utilities	7.9	7.9
Special Tax	7.4	9.0
Weighted Average Maturity as of July 31, 2009
		6 months ago
Years	10.6	12.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	8.4	8.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2009	As of January 31, 2009
AAA 8.6%	AAA 7.6%
AA,A 72.2%	AA,A 76.2%
BBB 14.1%	BBB 7.7%
BB and Below 0.3%	BB and Below 0.5%
Not Rated 1.1%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 5.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Alabama - 0.8%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 7,500,000	$ 7,646,100
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	863,216
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,010
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	973,810
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,036,410
		11,585,546
Arizona - 3.4%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,310,154
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	988,830
Series 2007 B, 1.21% 1/1/37 (d)	1,000,000	549,930
Series 2008 A, 5% 1/1/14	1,220,000	1,284,392
Series 2008 D, 5.5% 1/1/38	3,400,000	3,174,138
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,426,250
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,030,900
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2005, 5% 12/1/35	750,000	622,073
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	2,982,737
7% 7/1/33	2,000,000	2,125,460
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,070,570
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,105,500
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,625,838
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	1,000,000	1,098,740
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,031,150
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A: - continued
5% 7/1/17	$ 1,755,000	$ 1,792,838
5% 7/1/18	1,695,000	1,709,238
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,095,006
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	3,770,850
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,328,073
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,239,801
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2006 A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,074,180
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A:
5% 1/1/24	1,000,000	1,061,950
5% 1/1/38	1,700,000	1,699,915
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,181,575
5.5% 12/1/29	2,100,000	1,787,646
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,015,760
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,104,280
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,310,250
		52,598,024
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,356,178
California - 15.2%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,133,681
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.5% 5/1/15	600,000	653,610
6% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,667,745
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	$ 3,800,000	$ 4,079,566
5.25% 7/1/13	1,400,000	1,531,992
5.25% 7/1/13	1,000,000	1,094,280
5.25% 7/1/14	525,000	575,232
Series 2008 B4, 5%, tender 7/1/10 (d)	3,800,000	3,898,268
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,364
5% 2/1/11	140,000	146,763
5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	278,832
5% 9/1/12	1,000,000	1,085,830
5% 10/1/12	4,400,000	4,786,100
5% 8/1/20	5,045,000	5,249,373
5% 11/1/21	2,430,000	2,474,372
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,126,026
5% 12/1/22	7,000,000	7,167,020
5% 11/1/24	3,000,000	3,030,030
5% 3/1/26	1,000,000	994,390
5% 6/1/26	1,085,000	1,078,826
5% 6/1/27 (AMBAC Insured)	500,000	491,855
5% 9/1/27	1,200,000	1,180,332
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	470,900
5% 3/1/31	1,700,000	1,600,788
5% 9/1/31	1,200,000	1,129,272
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	567,552
5% 9/1/32	1,400,000	1,306,788
5% 8/1/33	1,100,000	1,019,678
5% 9/1/33	2,900,000	2,687,865
5% 8/1/35	2,100,000	1,927,716
5% 9/1/35	1,700,000	1,560,328
5.125% 11/1/24	400,000	404,140
5.25% 2/1/16	500,000	534,425
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	401,388
5.25% 2/1/28	500,000	500,350
5.25% 2/1/33	1,200,000	1,160,700
5.25% 12/1/33	35,000	33,831
5.25% 3/1/38	9,400,000	8,933,290
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	125,000	132,336
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 8/1/27	$ 3,200,000	$ 3,282,080
5.5% 8/1/29	4,300,000	4,357,749
5.5% 4/1/30	5,000	5,024
5.5% 11/1/33	2,200,000	2,199,802
6% 4/1/38	2,500,000	2,583,000
6.5% 4/1/33	5,000,000	5,389,650
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,210,866
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	2,200,000	2,143,020
Series 2009 D, 5%, tender 7/1/14 (d)	1,800,000	1,827,270
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	2,200,000	2,356,398
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	5,000,000	5,019,950
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,049,136
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	945,520
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,645,412
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,137,440
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	946,700
Series 2005 H, 5% 6/1/18	1,000,000	1,005,950
Series 2005 K, 5% 11/1/16	1,300,000	1,335,633
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,538,891
5.75% 11/1/27	5,600,000	5,871,768
6% 11/1/40	5,400,000	5,547,690
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	1,001,980
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	300,000	303,270
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 5,100,000	$ 4,955,466
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	768,210
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,922,056
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,862,503
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	141,678
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	186,394
5.75% 1/15/40	300,000	232,767
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,181,610
Series 2005 A:
5% 6/1/45	4,200,000	3,406,620
5% 6/1/45	1,000,000	811,100
Series 2007 A1, 5% 6/1/33	400,000	266,368
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,211,383
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,496,690
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	10,513,700
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	478,430
Los Angeles Unified School District Series 2002 B, 5% 7/1/22	1,000,000	1,028,220
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,087,117
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	10,528,100
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,353,075
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,206,937
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	$ 1,455,000	$ 773,522
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,006,540
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 C, 4%, tender 2/8/11 (d)	4,100,000	4,198,441
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,655,310
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,300,843
5% 5/1/24	1,510,000	1,548,535
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	1,000,000	1,020,670
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20 (c)	1,735,000	1,883,637
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	988,780
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,102,120
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	280,709
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,500,000	3,601,305
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	2,920,470
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,919,741
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,318,383
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,813,033
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	9,901,100
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	589,340
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	649,213
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,390,304
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,088,720
Series 2009 O:
5.75% 5/15/30	5,700,000	6,118,152
5.75% 5/15/34	3,060,000	3,221,017
Washington Township Health Care District Rev. Series 2007 A, 5% 7/1/16	535,000	536,525
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	457,060
		234,736,927
Colorado - 1.6%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,390,454
Broomfield Coliseum City & County Ctfs. of Prtn. Series 1999, 6% 12/1/29 (AMBAC Insured)	1,750,000	1,759,870
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,290
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,500,000	2,530,305
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	1,991,000
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,329,457
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/13	710,000	656,793
5.3% 7/1/37	300,000	184,140
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,272,000
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,610,352
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (e)	1,500,000	830,205
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	999,920
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/09	1,220,000	1,223,172
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,415,000	$ 1,172,045
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	679,966
Mesa County Residual Rev. Series 1992, 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	2,208,070
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,371,163
		24,268,202
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,624,314
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	934,890
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	4,976,250
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,602
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,607,175
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	4,764,343
		14,109,574
Florida - 5.4%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	980,400
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,421,400
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,035,360
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	12,171,631
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	508,655
Florida Board of Ed. Lottery Rev. Series 2001 B, 5% 7/1/20 (FGIC Insured)	1,965,000	2,016,699
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	$ 100,000	$ 100,124
Series 2008 A, 5.375% 7/1/26	5,675,000	6,035,817
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,077,040
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	2,355,000	1,793,333
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	1,013,639
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	1,500,000	1,514,670
Series 2005 A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (e)	305,000	351,717
5.125% 11/15/16	495,000	512,478
Series 2006 G:
5% 11/15/16	95,000	98,810
5% 11/15/16 (Escrowed to Maturity) (e)	5,000	5,777
5.125% 11/15/18	965,000	992,358
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	40,723
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30	970,000	899,791
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	130,000	149,912
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,684,687
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (c)	1,500,000	1,507,980
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,012,140
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,699,881
Series 2009 B:
5% 10/1/18	1,600,000	1,637,888
5% 10/1/19	6,005,000	6,086,668
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,436,414
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 1,000,000	$ 1,011,630
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,477,410
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,381,360
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	1,700,000	1,592,866
5.75% 10/1/43	1,000,000	917,700
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,203,300
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,000,000	1,000,690
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	7,553,280
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,707,072
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	2,300,000	2,328,612
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,388,745
5% 7/1/17	4,385,000	4,579,738
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	218,214
		84,146,609
Georgia - 2.5%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,000,000	6,168,120
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,045,860
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	1,280,000	1,219,533
Series 2009 A, 6.25% 11/1/39	12,700,000	12,428,474
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	$ 1,050,000	$ 1,063,157
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2008, 4.95%, tender 4/1/11 (d)	5,000,000	5,198,100
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,459,764
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	3,000,000	1,791,090
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,375,440
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,595,000	952,263
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	935,280
		38,637,081
Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	1,983,277
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	5,801,290
		7,784,567
Illinois - 8.7%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	679,193
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,313,580
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	7,274,852
Series 2001 A:
5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (e)	1,000,000	1,065,690
5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	130,051
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,802,019
5.25% 1/1/29 (FSA Insured)	210,000	214,958
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,142,193
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	1,959,360
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Series 2008 A, 5% 1/1/16 (FSA Insured)	$ 1,200,000	$ 1,291,752
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,000,000	1,031,460
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	2,000,000	2,018,780
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	505,835
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	314,607
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,097,890
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	3,175,000	3,390,360
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,479,520
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,140,470
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,600,000	2,930,872
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,150
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,154,528
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,161,600
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	2,000,000	1,765,760
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,524,514
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	2,600,000	2,480,556
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,500,000	1,261,920
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	868,623
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,715,748
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	3,846,853
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,308,694
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2009 D, 6.625% 11/1/39	$ 2,300,000	$ 2,308,694
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,435,775
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,633,411
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,132,798
Illinois Gen. Oblig.:
Series 2000:
5.5% 4/1/17	400,000	408,956
5.5% 4/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,360
5.6% 4/1/21	400,000	406,656
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,614,360
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,141,400
Series 2004 A, 5% 3/1/34	5,000,000	4,808,350
Series 2006, 5.5% 1/1/31	1,000,000	1,057,070
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	1,000,000	992,040
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,766,177
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35	1,600,000	1,524,704
5.25% 2/1/20	3,360,000	3,589,118
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	300,000	306,471
Series 2001, 5.5% 6/15/15	1,200,000	1,274,280
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,054,690
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	778,701
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	2,260,000	1,515,692
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	2,809,528
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	712,200
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,069,659
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (e)	$ 260,000	$ 210,730
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	654,360
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,045,610
Lake County Forest Preservation District Series 2007 A, 0.772% 12/15/13 (d)	930,000	882,431
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,070,860
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,139,050
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	753,900
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,421,140
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,250,000	4,205,723
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,326,718
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,018,654
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,876,820
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,271,223
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	4,800,000	5,050,176
Will County Cmnty. Unit School District #201 Series 2004:
0% 11/1/17 (FGIC Insured)	1,190,000	815,495
0% 11/1/23	2,170,000	980,189
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,100,000	931,458
0% 11/1/16 (FSA Insured)	1,600,000	1,208,880
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U, Valley View Series 2002: - continued
0% 11/1/18 (FSA Insured)	$ 5,030,000	$ 3,352,495
Winnebago County School District No. 122 Harlem-Loves Park Rev. Series 1998, 0% 1/1/15 (FSA Insured)	2,880,000	2,482,042
		134,973,432
Indiana - 2.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,246,766
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,062,570
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,620,419
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,726,310
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,048,970
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,559,048
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,034,050
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,485,888
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,516,424
Series A5, 5%, tender 8/1/13 (d)	6,200,000	6,621,972
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	738,670
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,600
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,113,942
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,360
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,827,817
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	3,111,510
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	$ 1,220,000	$ 1,267,287
5% 7/1/35	1,000,000	1,001,500
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	500,000	497,775
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	748,412
		42,268,290
Iowa - 0.3%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47	505,000	404,682
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured) (c)	2,000,000	1,984,620
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,685,000	2,875,877
		5,265,179
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	691,769
(Stormont-Vail Healthcare, Inc. Proj.) Series L, 5.125% 11/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	1,402,645
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998 C, 5.25% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,311
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	539,469
5.25% 7/1/15	200,000	208,010
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,013,990
		4,081,194
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,231,990
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	$ 5,000,000	$ 4,931,600
Kentucky State Property & Buildings Commission Rev. (#71 Proj.) 5.5% 8/1/09	750,000	750,000
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	600,000	600,360
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	503,075
		10,017,025
Louisiana - 0.6%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	615,463
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/18 (CIFG North America Insured)	900,000	848,025
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,481,430
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,650,702
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	976,330
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	802,577
		9,374,527
Maine - 0.5%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,877,580
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,725,000	2,877,600
Series 2004, 5.25% 7/1/30	1,000,000	1,019,410
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,417,990
		7,192,580
Maryland - 0.7%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	824,260
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,502,102
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 5% 7/1/31 (AMBAC Insured)	$ 1,500,000	$ 1,425,240
Series 2008 F, 5% 7/1/17	1,600,000	1,682,000
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	965,000	977,246
6% 1/1/38	4,200,000	4,034,058
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	985,688
		11,430,594
Massachusetts - 2.1%
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	1,000,000	1,055,350
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,254,110
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,259,808
Series 2007 A, 1.245% 5/1/37 (d)	2,000,000	1,305,480
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	855,770
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (d)	5,000,000	5,078,650
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,202,290
5% 8/15/24	5,000,000	5,312,150
5% 8/15/30	2,500,000	2,544,175
Series 2007 A, 4.5% 8/15/35	1,900,000	1,734,149
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200,000	6,026,184
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,193,755
		31,821,871
Michigan - 4.1%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,513,694
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 1,600,000	$ 1,688,848
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,393,296
Series B, 5% 7/1/36	2,300,000	1,930,298
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	1,847,370
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,860
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,683,495
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,561,695
7% 7/1/36 (FSA Insured)	1,400,000	1,552,992
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,574,725
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,481,364
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,200,397
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,246,188
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	807,272
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,487,560
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,780,331
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	1,862,880
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,418,398
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,689,595
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,084,770
Series 2009, 5% 10/1/26	4,165,000	4,346,844
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,352,850
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	$ 1,000,000	$ 702,750
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,896,095
5% 5/1/23 (FSA Insured)	5,275,000	5,553,045
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,025,154
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,651,655
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,289,878
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,901,232
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,068,740
		63,616,271
Minnesota - 1.6%
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	3,450,000	3,802,728
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	2,850,000	3,141,384
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	897,250
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,268,056
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,086,190
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,411,387
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,225,000	1,291,518
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	847,840
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	549,794
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	1,990,662
		25,286,809
Municipal Bonds - continued
	Principal Amount	Value
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	$ 1,050,000	$ 1,112,811
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,494,585
		2,607,396
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) Series 2007, 5% 6/1/10	1,050,000	1,055,775
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,061,390
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	5,000,000	5,155,300
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,057,310
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	537,265
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	517,755
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	879,737
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	797,788
		11,062,320
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.9472% 12/1/17 (d)	1,000,000	706,650
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	1,981,451
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	3,835,000	3,355,357
Nebraska Pub. Pwr. District Rev. Series 2007 B, 5% 1/1/19 (FSA Insured)	5,000,000	5,441,850
Omaha Gen. Oblig. Series 2000, 5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 101) (e)	380,000	410,085
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	1,983,400
		13,878,793
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 0.9%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	$ 1,000,000	$ 1,067,250
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	250,000	261,395
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,071,990
Clark County Wtr. Reclamation District 5.625% 7/1/32	10,730,000	11,089,777
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	528,965
		14,019,377
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,009,020
New Jersey - 1.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	695,652
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/13	4,650,000	5,062,688
5% 6/15/14	5,000,000	5,491,750
5.125% 6/15/24	1,500,000	1,529,580
5.25% 6/15/28	1,000,000	1,019,210
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	612,942
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,038,060
5.25% 3/1/23	1,000,000	1,048,610
5.25% 3/1/25	800,000	827,656
5.25% 3/1/26	600,000	621,042
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,696,525
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,653,194
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100) (e)	1,500,000	1,735,860
Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	430,276
		24,463,045
Municipal Bonds - continued
	Principal Amount	Value
New York - 13.0%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	$ 600,000	$ 653,700
5.75% 5/1/21	500,000	522,585
Series 2004:
5.75% 5/1/17	1,400,000	1,536,374
5.75% 5/1/24 (FSA Insured)	2,225,000	2,363,773
5.75% 5/1/26	525,000	552,914
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	1,500,000	1,290,975
5% 2/15/47	1,700,000	1,481,329
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	998,780
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	800,000	854,664
Series 2005 F1, 5.25% 9/1/14	700,000	783,720
Series 2005 G:
5% 8/1/15	2,800,000	3,108,112
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,206,880
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,286,504
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,047,160
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	6,100,000	6,777,832
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,067,860
Series F-1, 5% 9/1/25	3,000,000	3,054,900
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	925,700
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	878,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	201,016
Series 2003 E, 5% 6/15/34	1,200,000	1,200,756
Series 2005 D:
5% 6/15/37	300,000	297,750
5% 6/15/38	2,500,000	2,473,475
Series 2009 A, 5.75% 6/15/40	5,400,000	5,750,352
Series 2009 EE, 5.25% 6/15/40	2,900,000	2,935,438
Series FF 2, 5.5% 6/15/40	4,500,000	4,676,715
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	$ 6,415,000	$ 6,825,303
6% 7/15/38	13,000,000	13,716,820
Series 2009 S3, 5.25% 1/15/39	7,000,000	6,958,210
Series 2009 S4, 5.75% 1/15/39	2,500,000	2,593,950
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	17,245,000	18,484,901
6% 11/1/28 (b)	3,000,000	3,248,280
Series 2003 B, 5.25% 2/1/29 (b)	1,855,000	1,940,200
Series 2004 B, 5% 8/1/32	4,200,000	4,224,066
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,001,190
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	4,300,000	4,597,646
Series 2009 A, 5% 2/15/34	1,750,000	1,752,608
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,076,210
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,000,000	1,967,840
Series 2007 A, 5% 7/1/14	1,000,000	1,009,470
Series 2007 B, 5.25% 7/1/24	400,000	372,180
(State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	4,175,067
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	2,000,000	1,971,600
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,048,640
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,170,670
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,018,644
Series 2008 A, 5.25% 11/15/36	4,600,000	4,495,258
Series 2008 C, 6.5% 11/15/28	3,600,000	3,996,612
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,058,050
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,037,420
Series 2007 H:
5% 1/1/25	4,000,000	4,158,400
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
5% 1/1/26	$ 2,500,000	$ 2,581,275
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,127,440
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	855,000	935,037
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	345,000	345,366
5.5% 6/1/15	1,900,000	1,938,057
5.5% 6/1/16	3,200,000	3,256,736
5.5% 6/1/17	9,200,000	9,464,132
Series 2003B 1C:
5.5% 6/1/14	300,000	300,318
5.5% 6/1/15	4,085,000	4,166,823
5.5% 6/1/17	6,650,000	6,840,922
5.5% 6/1/18	8,030,000	8,326,227
5.5% 6/1/19	1,100,000	1,149,940
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,040,740
5.5% 6/1/21	4,060,000	4,202,262
5.5% 6/1/22	1,100,000	1,133,484
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,770,000	1,815,524
(MTA Bridges and Tunnels Proj.) Series 2008 C, 5% 11/15/38	6,000,000	5,935,800
		201,387,332
North Carolina - 0.6%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,940,220
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,176,733
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,261,992
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	186,393
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	600,000	626,820
Series 2003 D, 5.375% 1/1/10	695,000	705,460
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	$ 1,000,000	$ 1,041,380
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,605,255
		8,544,253
North Dakota - 0.5%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000,000	4,398,000
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,768,013
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	938,627
		7,104,640
Ohio - 1.4%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	4,700,000	4,775,435
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,279,920
Series A-2:
5.875% 6/1/47	2,700,000	1,546,803
6.5% 6/1/47	2,900,000	1,831,843
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,210,739
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,157,793
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,295,250
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	1,600,000	1,638,192
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,146,120
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	37,753
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,242,040
		22,161,888
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,300
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	$ 2,000,000	$ 2,137,820
5.5% 8/15/22	2,400,000	2,525,472
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,274,034
		7,011,626
Oregon - 0.8%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2009 A, 5.5% 7/15/35	1,000,000	996,090
Series 2009 B, 5%, tender 7/15/12 (d)	8,000,000	8,344,160
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,767,996
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	401,512
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,138,940
		12,648,698
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,539,608
Series B, 5% 6/15/15	2,000,000	2,104,540
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	993,670
5% 8/15/20	3,000,000	3,016,410
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,319,880
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,002,680
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,023,840
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	599,840
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	478,772
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,025,150
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	521,305
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	$ 600,000	$ 582,804
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,684,809
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,463,425
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	303,555
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,046,920
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,407,175
		22,114,383
Puerto Rico - 0.5%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,433,138
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,547,085
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	1,030,520
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	785,400
5.75%, tender 7/1/17 (d)	1,500,000	1,496,145
Series N, 5.5% 7/1/22	1,300,000	1,223,092
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	308,232
		7,823,612
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,065,940
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,512,225
		2,578,165
South Carolina - 1.2%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (FSA Insured)	1,790,000	1,918,844
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,828,051
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,045,630
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,064,280
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,034,620
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	1,891,318
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,729,700
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,500,000	2,563,300
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,153,211
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,662,832
		17,891,786
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	968,940
5% 12/15/15	2,525,000	2,378,146
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,291,218
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,475,990
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,491,210
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	2,023,240
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,669,723
		13,298,467
Texas - 12.4%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	1,974,320
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,693,845
Austin Elec. Util. Sys. Rev. Series 2001, 7.25% 11/15/10 (FSA Insured)	1,000,000	1,067,710
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Independent School District Series 2006, 5.25% 8/1/14	$ 1,000,000	$ 1,152,550
Austin Util. Sys. Rev. 0% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,970,000	7,860,333
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,024,330
5.25% 2/15/42	3,255,000	3,321,858
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,771,526
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,353,037
5.375% 5/1/19 (FSA Insured)	215,000	227,971
Birdville Independent School District 0% 2/15/11	3,665,000	3,601,889
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,430
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,047,790
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,743,731
Comal Independent School District:
Series 1996, 0% 2/1/16	2,235,000	1,832,924
Series 2007, 5% 2/1/36	5,000,000	5,030,250
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,284,675
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	515,020
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	500,000	452,840
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	3,000,000	3,079,860
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	559,025
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,041,610
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,044,690
East Central Independent School District Series 2002, 5.625% 8/15/17 (f)	1,035,000	1,132,228
Fort Bend Independent School District Series 2009, 5% 2/15/34 (c)	3,900,000	3,861,858
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,029,000
Garland Independent School District Series 2001, 5.5% 2/15/19	515,000	528,859
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Granbury Independent School District 0% 8/1/19	$ 1,000,000	$ 683,230
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,826,180
Series 2008 B, 5.25% 8/15/47	9,500,000	9,166,835
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,288,932
Houston Independent School District:
Series 2005 A, 0% 2/15/16	2,800,000	2,280,320
Series A, 0% 8/15/11	6,400,000	6,231,488
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,226,108
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	624,954
Lewisville Independent School District 0% 8/15/18	1,025,000	743,392
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,025,390
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,100,000	1,106,864
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	555,450
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured) (c)	4,500,000	4,609,305
6% 2/15/49 (Assured Guaranty Corp. Insured) (c)	5,000,000	5,116,400
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,404,459
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,328,236
Mansfield Independent School District 5.5% 2/15/17	15,000	16,141
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	3,000,000	3,043,260
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,234,251
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,040,695
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,371,096
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,180,880
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	$ 1,000,000	$ 1,002,320
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	1,000,000	992,820
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,135,940
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/24	1,000,000	1,070,720
6% 1/1/25	6,000,000	6,403,080
Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,139,700
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,180,599
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (d)	3,100,000	3,109,920
Odessa Wtr. & Swr. Rev. Series 2001, 5.5% 4/1/11 (FSA Insured)	750,000	807,593
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	1,990,583
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	413,492
Series 2007, 5.375% 8/15/33	2,400,000	2,497,488
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	200,000	208,316
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	819,504
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	3,120,000	2,449,387
San Antonio Elec. & Gas Sys. Rev. Series 2002, 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	3,000,000	3,309,330
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,805,000	3,668,515
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,412,640
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	63,389
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	1,837,440
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	989,320
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	$ 4,500,000	$ 4,774,815
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.213%, tender 8/7/09 (FSA Insured) (d)	400,000	360,000
Texas Gen. Oblig.:
Series 2007, 5% 4/1/37	3,055,000	3,068,289
0% 10/1/13	1,000,000	920,630
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	1,829,974
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	12,357
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	3,708,378
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	1,875,000	1,681,781
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,149,601
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	1,900,000	1,927,588
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,015,380
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,127,150
Waller Independent School District 5.5% 2/15/33	5,100,000	5,398,554
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	10,200,000	10,282,620
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,150,000	1,196,184
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,199
		192,323,621
Utah - 0.4%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,281,960
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,316,690
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,585,000	1,625,528
		6,224,178
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	198,418
Municipal Bonds - continued
	Principal Amount	Value
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
6.125% 12/1/27 (AMBAC Insured)	$ 300,000	$ 286,476
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	3,876,717
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	967,140
		5,328,751
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,422,700
Washington - 3.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	396,564
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,201,440
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,095,000	1,169,657
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,039,930
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,200
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,270,547
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,232,590
King County Swr. Rev. Series 2008, 5.75% 1/1/43	7,700,000	8,038,261
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	6,909,100
Series 2001 C:
5.25% 1/1/16	1,000,000	1,044,240
5.25% 1/1/26 (FSA Insured)	500,000	509,605
Series B, 5% 7/1/28	1,000,000	1,034,020
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	2,940,900
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,492,520
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	3,000,000	3,004,050
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	$ 5,000,000	$ 4,956,950
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,507,815
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,820,123
Series 2006 D, 5.25% 10/1/33	2,000,000	2,021,020
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,000,000	1,112,280
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,081,790
		58,797,602
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,243,866
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	977,840
		2,221,706
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	600,000	679,446
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	641,905
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,152,380
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	515,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,052,020
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	870,650
Series B, 6% 2/15/25	1,000,000	990,530
		6,902,856
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,200,000	$ 1,212,624
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	1,645,000	1,748,142
		2,960,766
TOTAL MUNICIPAL BONDS (Cost $1,488,456,790)		1,485,337,461
Municipal Notes - 0.4%

California - 0.2%
California Gen. Oblig. 3.5% 8/5/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	2,800,000	2,800,000
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	3,800,000	3,802,280
TOTAL MUNICIPAL NOTES (Cost $6,600,000)		6,602,280
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $1,495,056,790)		1,491,939,741
NET OTHER ASSETS - 3.5%		53,587,839
NET ASSETS - 100%		$ 1,545,527,580
Security Type Abbreviations
ARS - AUCTION RATE SECURITY
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,132,228 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17	8/16/02	$ 1,140,280
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,491,939,741	$ -	$ 1,491,579,741	$ 360,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 360,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 360,000
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.0%
Health Care	18.9%
Water & Sewer	9.0%
Electric Utilities	7.9%
Special Tax	7.4%
Transportation	6.3%
Others* (individually less than 5%)	14.5%
100.0%
* Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $5,668,126 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,495,056,790)		$ 1,491,939,741
Cash		54,096,445
Receivable for investments sold		1,563,106
Receivable for fund shares sold		2,453,363
Interest receivable		17,783,241
Prepaid expenses		4,069
Receivable from investment adviser for expense reductions		271,914
Other receivables		7,826
Total assets		1,568,119,705

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 18,984,312
Payable for fund shares redeemed	1,130,408
Distributions payable	1,753,249
Accrued management fee	461,528
Other affiliated payables	220,569
Other payables and accrued expenses	42,059
Total liabilities		22,592,125

Net Assets		$ 1,545,527,580
Net Assets consist of:
Paid in capital		$ 1,557,700,252
Undistributed net investment income		16,296
Accumulated undistributed net realized gain (loss) on investments		(9,071,919)
Net unrealized appreciation (depreciation) on investments		(3,117,049)
Net Assets, for 147,711,291 shares outstanding		$ 1,545,527,580
Net Asset Value, offering price and redemption price per share ($1,545,527,580 ÷ 147,711,291 shares)		$ 10.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Interest		$ 31,701,960

Expenses
Management fee	$ 2,597,504
Transfer agent fees	501,361
Accounting fees and expenses	135,476
Custodian fees and expenses	10,058
Independent trustees' compensation	2,286
Registration fees	117,346
Audit	23,207
Legal	2,323
Miscellaneous	20,412
Total expenses before reductions	3,409,973
Expense reductions	(1,695,413)	1,714,560
Net investment income		29,987,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,952,613)
Change in net unrealized appreciation (depreciation) on investment securities		38,654,939
Net gain (loss)		35,702,326
Net increase (decrease) in net assets resulting from operations		$ 65,689,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,987,400	$ 46,534,579
Net realized gain (loss)	(2,952,613)	(6,100,688)
Change in net unrealized appreciation (depreciation)	38,654,939	(55,011,991)
Net increase (decrease) in net assets resulting from operations	65,689,726	(14,578,100)
Distributions to shareholders from net investment income	(29,972,978)	(46,526,438)
Distributions to shareholders from net realized gain	-	(268,995)
Total distributions	(29,972,978)	(46,795,433)
Share transactions Proceeds from sales of shares	568,801,715	1,123,464,861
Reinvestment of distributions	20,407,014	28,038,127
Cost of shares redeemed	(309,443,530)	(757,981,859)
Net increase (decrease) in net assets resulting from share transactions	279,765,199	393,521,129
Redemption fees	216,637	105,206
Total increase (decrease) in net assets	315,698,584	332,252,802

Net Assets
Beginning of period	1,229,828,996	897,576,194
End of period (including undistributed net investment income of $16,296 and undistributed net investment income of $1,874, respectively)	$ 1,545,527,580	$ 1,229,828,996
Other Information Shares
Sold	54,971,161	109,819,860
Issued in reinvestment of distributions	1,970,953	2,742,057
Redeemed	(29,790,760)	(75,296,049)
Net increase (decrease)	27,151,354	37,265,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.78	$ 10.72	$ 10.73	$ 10.89	$ 10.81
Income from Investment Operations
Net investment income D	.220	.436	.422	.425	.423	.435
Net realized and unrealized gain (loss)	.259	(.578)	.076	.021	(.122)	.111
Total from investment operations	.479	(.142)	.498	.446	.301	.546
Distributions from net investment income	(.221)	(.436)	(.424)	(.426)	(.424)	(.436)
Distributions from net realized gain	-	(.003)	(.014)	(.030)	(.037)	(.030)
Total distributions	(.221)	(.439)	(.438)	(.456)	(.461)	(.466)
Redemption fees added to paid in capital D	.002	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.46	$ 10.20	$ 10.78	$ 10.72	$ 10.73	$ 10.89
Total Return B, C	4.75%	(1.25)%	4.76%	4.25%	2.83%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	.49% A	.47%	.48%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.22%	.18%	.17%	.17%	.22%
Net investment income	4.30% A	4.24%	3.96%	3.98%	3.93%	4.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,545,528	$ 1,229,829	$ 897,576	$ 530,707	$ 379,918	$ 264,357
Portfolio turnover rate E	17% A	20%	12%	13%	15%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. G Amount represents less than $.001 per share. H Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 29,504,022
Unrealized depreciation	(32,607,420)
Net unrealized appreciation (depreciation)	$ (3,103,398)

Cost for federal income tax purposes	$ 1,495,043,139

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $409,836,405 and $114,885,568, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,476 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,661,414.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $10,058, $23,894 and $47, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
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California

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Maine

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Boston, MA

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Burlington, MA

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Danvers, MA

Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
Shrewsbury, MA

Michigan

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Ann Arbor, MI

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Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SFB-USAN-0909
1.789295.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 9, 2009